SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies applied in the preparation of these financial statements are defined below. These policies have been applied consistently in all years presented, except for the new standards adopted at the beginning of the year of 2019 (Note 3.2.3), described in note 4.

3.1. - Basis of preparation

The preparation of the financial statements requires the use of certain critical accounting estimates, as well as judgment by the Company's management, in the process of applying the accounting policies of Eletrobras. The transactions, disclosures or balances that require a greater level of judgment, which are more complex in nature, and for which assumptions and estimates are significant, are disclosed in Note 4.

The consolidated financial statements were prepared based on the historical cost, except for certain financial instruments measured at their fair values. The historical cost is generally based on the fair value of the consideration paid on the date of the transactions.

3.2. - Functional currency and currency presented in the financial statements

These consolidated financial statements are presented in Brazilian Reais, which is the operating currency of the Eletrobras Companies. The financial statements are presented in thousands of Brazilian Reais, rounded to the nearest number, unless otherwise stated.

3.2.1. - Revision of comparative balances

The Company revised its income statement as of December 31, 2018 to (a) correct an error in the classification of the Fuel Consumption Account (CCC) provision arising from inspections of previous years of the distribution companies between Operational Expenses and Profit (loss) from discontinued operations; and (b) adjust the comparative period to the change of accounting policies related to the fair value of RBSE, as presented below. The error on the comparative period do not impact the previously reported Net Income for the year of 2018 and is considered immaterial by the Company. Also, the error and the reclassification due to the change of accounting policies solely changed line items of the Income Statement.

Income Statement:

	12/31/2018
	(Previously			12/31/2018
	reported)	Adjustments		(Revised)
Net Operating Revenue	24,975,747	796,558	(b)	25,772,305
Operational Expenses	(11,039,284)	1,187,278	(a)	(9,852,006)
Operating Income before Financial Income	13,936,463	1,983,836		15,920,299

Financial Result	(578,073)	(796,558)	(b)	(1,374,631)
Earnings before Income Tax and Social Contribution	14,743,240	1,187,278		15,930,518
Net profit from continuing operations	12,259,522	1,187,278		13,446,800
Profit (loss) from discontinued operations	1,088,055	(1,187,278)	(a)	(99,223)
Net Income for the Year	13,347,577	—		13,347,577

(a) This reclassification refers to the Fuel Consumption Account (CCC)  provision arising from inspections of previous years of the distribution companies, which were classified as assets held for sale. These amounts were recognized in the income statement in 2018 as part of the continued operations. In accordance with IFRS 5, as a result of the sale of these assets, the Company reclassified these provision amounts separately in the income statement as discontinued operations.

(b) For presentation purposes, the Company reclassified the fair value of the RBSE to financial result, while the amortized cost update portion of the RBSE asset remains in operating revenue. The update portion, classified as operating revenue, is consistent with the Company’s business model, to receive cash flows from this asset until maturity and represents the return on invested capital, as compared with investments related to management of cash flow from the transmission assets.

3.2.2. - New standards and interpretations not yet in force

The following amended standards and interpretations are not expected to have a material impact on Eletrobras' financial statements or are not applicable to its operations:

•Definition of a business (amendments to IFRS 3 - Business Combinations) - effective from January 1, 2020;

•Definition of materiality (amendments to IAS 1 and IAS 8) - effective from January 1, 2020; and

•Conceptual structure change - effective from January 1, 2020.

3.2.3. - Adoption of new standards and interpretations

The Company has applied amendments and new interpretations to IFRSs issued by the IASB, which were effective as of January 1, 2019. The impact of the adoption of new standards and interpretations, as well as the new accounting policies, are as follows:

a)IFRS 16 - Leases

On January 1, 2019, the Company applied IFRS 16 - Leases, which establishes the principles for the recognition, measurement, presentation and disclosure of lease transactions, and requires lessees to account for all leases under a single balance sheet model, similar to the accounting for financial leases previously applied in accordance with IAS 17.

At the commencement date of a lease, the lessee recognizes a liability representing the obligation to make payments (a lease liability) and an asset representing the right to use the underlying asset over the term of the lease (a right-of-use asset). Lessees must separately recognize interest expense on lease liabilities and depreciation expense on the right-of-use asset.

Given this context, the contracts containing leases began to impact the Company's financial statements, as follows: (i) recognition of right-of-use assets and lease liabilities in the consolidated balance sheet, initially measured at present value of future minimum lease payments; (ii) recognition of depreciation expenses of right-of-use assets and interest expense on lease liabilities in the consolidated income statement; (iii) separation of the total cash paid in these operations between principal (presented within financing activities) and interest (presented in operating activities) in the consolidated statement of cash flows.

The Company opted for the modified retrospective approach, applying the effects of the initial adoption of the standard as adjustments to the opening balance of retained earnings on January 1, 2019 without the restatement of comparative information. Accordingly, all comparative balances are presented in accordance with the standards in force until 2018.

The Company has adopted practical arrangements that allow the non-application of the new standard to contracts that were not previously classified as a lease under the old standard.To the lease contracts previously classified as an operating lease (according to the previous standard), assets and liabilities were recognized on the date of initial application in accordance with IFRS 16, adopting the following initial measurement criteria:

•	Lease liabilities: lease liabilities were measured at the present value of the remaining lease payments, discounted at the lessee's incremental loan rate on the initial application date; and
•

Right-of-use asset: measurement of the right-of-use asset at an amount equivalent to the lease liability, adjusted by the amount of any advance or accumulated lease payments for that lease that was recognized in the balance sheet immediately prior to the initial application date of the lease.

The main lease contracts identified correspond to real estate, land, vehicles and equipment. The lease term assessed for lease recognition corresponds to the non-terminable period, and most contracts do not offer renewal options.

In addition to those mentioned above, the Company used the following methods to transition to the new requirements:

•	Use of hindsight to determine the term of the lease, in those cases where the contract contains options for extension or termination;
•	Exclusion of initial direct costs from measurement of initial balance of the right-of-use asset;
•

No recognition was made of the lease liability of those contracts with maturity within 12 months from January 1, 2019 (date of initial application of the new standard), as well as for low value assets. Low value lease contracts refer to assets with a value equal to or less than R$50. These include, but are not limited to, leasing contracts for printers, computers and other equipment; and

•

Use of a single discount rate for each lease portfolio with reasonably similar characteristics in order to calculate the incremental loan rate, measured on January 1, 2019, applicable to each of the leased asset portfolios. Through this methodology, the Company obtained the specific rates that cover the remaining term of each contract, between 1 and 30 years. As it was not possible to determine the interest rate implicit in the lease, the Company calculates the lessee's financing cost. To calculate the cost of capital of third parties, the cost of raising debt in US$ is used, a rate that is consistent with the analysis usually performed by the Company and the Company's spread, which was 1.48%. The weighted average rate for measured contracts under IFRS 16 was 10.35%.

The table below shows the rates charged, regarding the terms of the contracts,:

Rate % per
Terms Contracts	year
1 year	9.15%
2 years	8.81%
3 years	9.34%
5 years	10.00%
7 years	10.44%
10 years	10.90%
20 years	11.80%
30 years	12.33%

In measuring and remeasuring its lease liabilities and the right to use, the Company used the discounted cash flow analysis without considering projected future inflation. For contracts with a duration of up to 1 year, 5.24% was used as the default inflation; and for contracts with a duration of more than 1 year, we considered 4%.

The table below shows the impacts of the initial adoption of IFRS 16 as of January 1, 2019:

	Initial Adoption 01/01/2019
	Asset	Liability
Right of use asset	340,225	—
Lease liability	—	340,225

In addition, the table below summarizes the amounts recognized as a result of the adoption of this new accounting standard to the income and cash flow statements for the year ended December 31, 2019:

12/31/2019
Income Statement for the Financial Year
Depreciation and Amortization	81,177
Financial expenses	19,125

12/31/2019
Cash Flow Statement
Adjustments to reconcile profit with cash generated by operations:
Depreciation and Amortization	81,177
Charges - Leasing	21,781
Financing Activities
Loan Payments and Financing	115,366

The Company also had contracts previously classified as finance leases, described in note 23, which were not impacted by the adoption of the new standard.

b)IFRIC 23 - Uncertainty over Income Tax Treatments

This Interpretation clarifies how to apply the IAS 12 recognition and measurement requirements when there is uncertainty over income tax treatment. The Interpretation requires the Company to: (1) determine whether uncertain tax positions are assessed separately or as a group; and (2) assess whether the tax authority is likely to accept the use of uncertain tax treatment or proposed use by the Company. If so, the companies determines its tax and accounting position in line with the tax treatment used or to be used in its income tax returns. If not, the Company should reflect the effect of uncertainty in determining its fiscal and accounting position. The Company has assessed the requirements of the standard, evaluating operations of Eletrobras Companies that involved corporate restructuring and sale of interests in other companies, and identified no impact upon its adoption on January 1, 2019.

3.3. -  Basis of consolidation and investments in subsidiaries, joint ventures and associates

The following accounting policies are applied in the preparation of the consolidated financial statements that include the equity interests of the Company and its subsidiaries.

In the individual financial statements, the financial information of subsidiaries and jointly-controlled, as well as those of affiliates, are recognized using the equity method and are initially recognized at cost and then adjusted for purposes of recognition by the Company in profit or loss and other comprehensive income.

When necessary, the financial statements of the subsidiaries, jointly-controlled and affiliated companies are adjusted to adapt their accounting policies to those adopted by the Company.

Subsidiaries, jointly controlled and affiliated companies are substantially domiciled in Brazil.

a)  Subsidiaries

Control is determined when the entity is exposed or is entitled to variable returns arising from its involvement with another entity and has the ability to interfere in those returns due to the power it exercises.

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

All transactions, balances, income and expenses between the Company's subsidiaries are eliminated in full in the consolidated financial statements.

	12/31/2019		12/31/2018
	Participation		Participation
Subsidiaries	Direct	Indirect	Direct	Indirect

Amazonas GT	100.00%	—	100.00%	—
CGTEE	99.99%	—	99.99%	—
Chuí IX (2)	99.99%	—	99.99%	—
Hermenegildo I (2)	99.99%	—	99.99%	—
Hermenegildo II (2)	99.99%	—	99.99%	—
Hermenegildo III (2)	99.99%	—	99.99%	—
Eletronuclear	99.91%	—	99.91%	—
Eletrosul	99.88%	—	99.88%	—
Chesf	99.58%	—	99.58%	—
Furnas	99.56%	—	99.56%	—
Eletronorte	99.48%	—	99.48%	—
Eletropar	83.71%	—	83.71%	—
Santa Vitoria do Palmar (2)	78.00%	—	78.00%	—
Amazonas Distribuidora (1)	—	—	100.00%	—
Ceal (1)	—	—	100.00%	—
Uirapuru (1)	—	—	75.00%	—
Geribatu I	—	100.00%	—	100.00%
Geribatu II	—	100.00%	—	100.00%
Geribatu III	—	100.00%	—	100.00%
Geribatu IV	—	100.00%	—	100.00%
Geribatu V	—	100.00%	—	100.00%
Geribatu VI	—	100.00%	—	100.00%
Geribatu VII	—	100.00%	—	100.00%
Geribatu VIII	—	100.00%	—	100.00%
Geribatu IX	—	100.00%	—	100.00%
Geribatu X	—	100.00%	—	100.00%
Paraíso Transmissora de Energia	—	100.00%	—	100.00%
Extremoz Transmissora do Nordeste S.A.	—	100.00%	—	100.00%
Brasil Ventos Energia S.A.	—	100.00%	—	100.00%
Transenergia Goiás S.A	—	99.99%	—	99.99%
Transmissora Sul Brasileira de Energia S/A	—	99.88%	—	99.88%
Chuí Holding (2)	—	78.00%	—	78.00%
Livramento Holding	—	78.00%	—	78.00%

Complexo Eólico Pindaí I
Angical 2 Energia S.A.	—	99.96%	—	99.96%
Caititu 2 Energia S.A.	—	99.96%	—	99.96%
Caititu 3 Energia S.A.	—	99.96%	—	99.96%
Carcará Energia S.A.	—	99.96%	—	99.96%
Corrupião 3 Energia S.A.	—	99.96%	—	99.96%
Teiú 2 Energia S.A.	—	99.95%	—	99.95%
Acauã Energia S.A.	—	99.93%	—	99.93%
Arapapá Energia S.A.	—	99.90%	—	99.90%

Complexo Eólico Pindaí II
Coqueirinho 2 Energia S.A.	—	99.98%	—	99.98%
Papagaio Energia S.A.	—	99.96%	—	99.96%

Complexo Eólico Pindaí III
Tamanduá Mirim 2 Energia S.A.	—	83.01%	—	83.01%
Joint operations (consortiums)
Consórcio Cruzeiro do Sul	—	49.00%	—	49.00%
(1)	Company with transferred controlling interest, see note 46;
(2)	Companies classified as held for sale, see note 45.

The subsidiary Eletrosul has a joint operation, resulting from a 49% interest in the Cruzeiro do Sul Consortium, which operates the Governador Jayme Canet Junior HPP, in Telêmaco Borba/Ortigueira (PR), in commercial operation since 2012, for a period of 30 years. Eletrosul (and Eletrobras, in its consolidated statements) is entitled to a proportional share of revenues and assumes a proportional portion of the expenses of the joint operation.

(b) Investments in associated companies

Associates are all entities over which the Company has significant influence, and which is not a subsidiary or jointly-controlled company.

(c) Joint control

A joint business is one in which two or more parties have joint control established by contract, which can be classified as a joint operation or a joint venture, depending on the rights and obligations of the parties.

3.4. - Cash and cash equivalents

Cash and cash equivalents include cash, bank deposits, other highly liquid short-term investments with original maturities of up to three months and with an insignificant risk of change in value.

3.5. - Accounts receivable

Accounts receivable from customers are comprised of credits from the supply, procurement and transport of billed and unbilled electric energy, the latter by estimate, including those arising from energy transacted within the scope of the Electric Energy Trading Chamber (CCEE), accounted for on an accrual basis, and they are initially recognized at fair value and subsequently measured at amortized cost less the loss allowance for expected credit losses.

Accounts receivable are normally settled in a period of up to 45 days, which is why the book values substantially represent the fair values on the accounting closing dates.

3.6. - Guarantees and restricted deposits

The registered amounts are for legal and/or contractual assistance. They are stated at acquisition cost plus interest and monetary restatement based on legal provisions and adjusted by provision for loss on realization when applicable. Their redemption is subject to the completion of the legal proceedings to which these deposits are linked.

3.7. - Warehouse and Fuel inventory

The inventory is recorded at the average acquisition cost, net of provisions for losses, when applicable, and does not exceed the replacement cost or the net realizable value. The net realizable value corresponds to the estimated selling price of stocks, less all estimated costs for completion and costs necessary to make the sale.

3.8. - Nuclear fuel inventory

Composed of the uranium concentrate in stock, the corresponding services and the nuclear fuel elements used in the Angra I and Angra II thermonuclear power plants, which are recorded at acquisition cost.

3.9. -  Fixed Assets

Fixed Assets are measured at historical cost less accumulated depreciation. The historical cost includes expenses directly attributed to the acquisition of the assets, and includes, in the case of qualifying assets, the costs of capitalized loans in accordance with the Company's accounting policy. Such fixed assets are classified in the appropriate categories of fixed assets when completed and ready for their intended use. The depreciation of these assets begins when they are ready for use and in operation.

Depreciation is recognized based on the estimated useful life of each asset using the straight-line method, so that the cost less its residual value after its useful life is fully written off. The Company considers that the estimated useful life of each asset is similar to the depreciation rates determined by ANEEL, which are considered by the market to be acceptable for adequately expressing the useful life of the assets.

Assets held under finance leases are depreciated over their expected useful lives in the same way as their own assets or for a shorter period, if applicable, according to the terms of the lease agreement in question.

3.10. - Concession agreements and authorizations

The Company has concession and authorization contracts in the generation and transmission segments, signed with the Granting Authority (Federal Government), for periods varying between 20 years and 35 years, with all contracts, by segment, having similarities in terms of rights and obligations of the concessionaire and the granting authority. The terms of the main concessions are described in note 2.

3.10.1. - Transmission Concessions

The concession contracts regulate the Company's operation of public electric energy transmission services, where:

•	Electric energy transmission

a)The tariff is regulated and called Allowed Annual Revenue (RAP). The electric energy transmitter cannot negotiate with users. Generally, the RAP is fixed and monetarily updated by price index once a year, with revision cycles every five years.

b)The assets are reversible at the end of the concession, with the right to receive indemnity (cash) from the Granting Authority on investments not yet depreciated and not amortized.

The Company started to treat the transmission assets as contract assets (RAP) and receivables from the RBSE in accordance with IFRS 15 and IFRS 9, respectively. The details of the measurement of these assets are in note 3.22.

3.10.2. - Generation concessions and authorizations

a)

Hydraulic and thermal generation - the concessions, not directly affected by Law 12,783/2013, are not within the scope of IFRIC 12, considering the price characteristics and not the regulated tariff. As of January 1, 2013, the concessions directly affected by Law 12,783/2013, until then outside the scope of IFRIC 12, become part of the scope of such regulations, considering the change in the price regime, becoming a regulated tariff for these concessions;

b)

Nuclear generation - It has a specific charging system, as it is an authorization and not a concession. And it is not in the scope of IFRIC 12 because they are own assets without a forecast of reversion to the period of operation. At the end of the operating period, the assets must be decommissioned.

3.10.3. - Itaipu Binacional

Itaipu Binacional is governed by a 1973 Binational Treaty in which the tariff conditions were established, the basis for the formation of the tariff being determined exclusively to cover the expenses and debt service of this Company.

The tariff base and commercialization terms will be in force until 2023, which corresponds to a significant part of the plant's useful life, moment in which the tariff base and the commercialization terms must be reviewed by the High Parties, which are the Brazilian and Paraguayan States.

The Itaipu tariff is a “per service cost” tariff and was established in a preponderant manner to allow payment of the debt service, which has a final maturity in 2023, and to maintain its operating and maintenance expenses.

According to the Treaty, the Company is responsible for selling Itaipu energy to the Brazilian market.

3.11. -  Intangible assets

Intangible assets with defined useful lives acquired separately are recorded at cost, less amortization and accumulated impairment losses. Amortization is recognized using the straight-line method based on the estimated useful lives of the assets. The estimated useful life and the amortization method are reviewed at the end of each year and the effect of any changes in estimates is accounted for prospectively. Intangible assets with indefinite useful lives acquired separately are recorded at cost, less accumulated impairment losses.

3.11.1. - Onerous Concessions (Use of Public Assets - UBP)

The Company has onerous concession contracts with the Federal Government for the use of hydraulic potentials, a public asset, for the generation of electric energy in certain power plants.

These assets are recorded in intangible assets against a non-current liability.

3.12. - Impairment of non-financial assets, excluding goodwill

The Company periodically assesses whether there is any indication that its non-financial assets (Cash Generating Units - CGUs) have suffered any loss due to impairment. If there is such an indication, the recoverable amount of the asset is estimated in order to measure the amount of that loss.

In assessing the value in use, estimated future cash flows are discounted to present value at a discount rate, which reflects a current market assessment and/or the Company's opportunity cost, the currency's value over time and the specific risks of the asset for which the estimate of future cash flows was made.

3.13. - Non-current assets held for sale and discontinued operation

3.13.1. - Non-current assets held for sale

Non-current assets and groups of assets are classified as held for sale if their book value is recovered mainly through a sale transaction and not through continuous use. This condition is met only when the asset (or group of assets) is available for immediate sale in its current condition, subject only to the usual terms for the sale of that asset (or group of assets), and its sale is considered highly probable. Management must be committed to the sale, which is expected to be completed within one year from the date of classification.

Non-current assets (or the group of assets) classified as intended for sale are measured at the lower of the book value previously recorded and the expected sale value.

3.13.2. - Discontinued operation

A discontinued operation is a component of a business of the Company that will be discontinued and that comprises operations and cash flows that can be clearly distinguished from the rest of the Company's operations and that:

•	represents an important separate business line or geographical area of operations;
•	is part of a coordinated individual plan for the sale of an important separate line of business or geographical area of operations; or
•	is a subsidiary acquired exclusively for the purpose of resale.

Classification as a discontinued operation occurs upon disposal, or when the operation meets the criteria to be classified as held for sale, if this occurs beforehand.

3.14. - Taxation

The expense with income tax and social contribution represents the sum of current and deferred taxes. Additionally, the option for calculating taxes on the Company's results is using the real profit method.

3.14.1. - Current taxes

The provision for income tax (IRPJ) and social contribution (CSLL) is based on taxable income for the year. Taxable profit differs from the profit presented in the income statement because it excludes taxable income or expenses deductible in other years, in addition to permanently excluding non-taxable or non-deductible items. The provision for income tax and social contribution is calculated individually by each company of the Company based on the rates in force at the end of the year.

3.14.2. - Deferred taxes

Deferred income and social contribution taxes are recognized, at the end of each reporting period, on temporary differences between the balances of assets and liabilities recognized in the financial statements and the corresponding tax bases used in determining taxable income, including balance of losses when applicable. Deferred tax liabilities are generally recognized on all taxable temporary differences and deferred tax assets are recognized on all deductible temporary differences, only when it is probable that the company will present future taxable income in an amount sufficient for such deductible temporary differences to be used, also observing the profitability history.

The recovery of the balance of deferred tax assets is reviewed at the end of each period and, when it is no longer probable that future taxable profits will be available to allow the recovery of the entire asset, or part of it, the asset balance is adjusted by the amount that it is expected to be recovered.

Deferred tax assets and liabilities are measured at the rates applicable in the period in which the liability is expected to be settled or the asset is realized, based on the rates provided for in the tax legislation in force at the end of each reporting period, or when new legislation has been approved. The measurement of deferred tax assets and liabilities reflects the tax consequences that would result from the way in which the Company expects, at the end of each reporting period, to recover or settle the carrying amount of these assets and liabilities.

Current and deferred taxes are recognized in income, except when they correspond to items recorded in other comprehensive income, or directly in equity, in which case current and deferred taxes are also recognized in other comprehensive income or directly in equity, respectively. When current and deferred taxes originate from the initial accounting for a business combination, the tax effect is considered when accounting for the business combination.

3.15. - Financial instruments

3.15.1. - Recognition and measurement

Financial assets and liabilities are recognized when a company of the Company is part of the contractual provisions of the instrument.

Financial assets and liabilities are initially recognized at fair value and, subsequently, measured at amortized cost or at fair value, following the rules of IFRS 9.

Transaction costs directly attributable to the acquisition or issue of financial assets and liabilities (except for financial assets and liabilities recognized at fair value in profit or loss) are added to or deducted from the fair value of financial assets or liabilities, if applicable, after initial recognition. Transaction costs directly attributable to the acquisition of financial assets and liabilities at fair value through profit or loss are immediately recognized in profit or loss.

3.15.2. - Financial assets

All regular purchases or sales of financial assets are recognized and written off on the trade date. Regular purchases or sales correspond to purchases or sales of financial assets that require the delivery of assets within the term established by market standard or practice.

All recognized financial assets are initially recognized at fair value and subsequently measured in full at amortized cost or fair value, depending on the classification of financial assets.

1)    A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at Fair Value through profit or loss (FVTPL):

a)	is maintained within a business model whose objective is to maintain financial assets in order to receive contractual cash flows; and
b)	its contractual terms generate, on specific dates, cash flows that are only related to the payment of principal and interest on the principal amount outstanding;

2)    A debt instrument is measured at Fair value through other comprehensive income (FVTOCI) if it meets both of the following conditions and is not designated as measured at FVTPL:

a)	is maintained within a business model whose objective is achieved both by receiving contractual cash flows and by selling financial assets; and
b)	its contractual terms generate, on specific dates, cash flows that are only related to the payment of principal and interest on the principal amount outstanding;

In the initial recognition of an investment in an equity instrument that is not held for trading, the Company may irrevocably choose to present subsequent changes in the fair value of the investment in Other Comprehensive Income (OCI). That choice is made investment by investment.

3)    Financial assets not classified as measured at amortized cost or at FVTOCI, as described above, are classified as measured at fair value through profit or loss. Upon initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or FVTOCI as well as FVTPL if this eliminates or significantly reduces an accounting mismatch that would otherwise arise.

•	Evaluation of the business model

The Company performs an assessment of the objective of the business model in which a financial asset is kept in the portfolio because it better reflects the way in which the business is managed and the information is provided to Management.

•	Evaluation of contractual cash flows

For evaluation purposes, if the contractual cash flows are only payment of principal and interest, the principal is defined as the fair value of the financial asset at initial recognition. Interest is defined as a consideration for the time value of money and for the credit risk associated with the principal outstanding over a given period and for the other basic risks and costs of loans.

The Company considers the contractual terms of the instrument to assess whether the contractual cash flows are composed only of principal and interest payments. This includes assessing whether the financial asset contains a contractual term that could change the timing or value of contractual cash flows so that it would not meet this condition.

3.15.3. - Financial liabilities

Financial liabilities, which include loans and financing, suppliers and other accounts payable, are initially measured at fair value and subsequently at amortized cost using the effective interest method. Interest expenses, foreign exchange gains and losses are recognized in income.

The effective interest method is used to calculate the amortized cost of a financial liability and allocate its interest expense over the respective period. The effective interest rate is the rate that exactly discounts estimated future cash flows (including fees and premiums paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) over the estimated life of the financial liability or, when appropriate, for a shorter period, for the initial recognition of the net book value.

The Company writes off financial liabilities only when the Company's obligations are extinguished and canceled or when they expire.

3.15.4. - Financial guarantee contracts

A financial guarantee contract consists of a contract that requires the issuer to make specified payments in order to reimburse the holder for loss that it incurs due to the fact that the specified debtor does not make the payment on the scheduled date, according to the initial or changed instrument conditions. of debt.

These estimates are defined based on the judgment and experience of the Company's management. The fees received are recognized based on the straight-line method over the life of the guarantee (Note 21.3). Any increase in obligations in relation to guarantees is shown, when incurred, in operating expenses (Note 38).

3.15.5. - Derivative financial instruments

The Company has derivative financial instruments to manage its exposure to interest rate and exchange rate risks, including interest rate swap contracts. Note 41 includes more detailed information on derivative financial instruments.

Derivatives are initially recognized at fair value, on the contracting date, and are subsequently remeasured at fair value at the end of the year. Any gains or losses are recognized in the income immediately, unless the derivative is designated and effective as a hedge instrument; in this case, the moment of recognition in the result depends on the nature of the hedge relationship.

3.15.6. - Hedge accounting

The Company has a hedge accounting policy and the derivative financial instruments designated in hedge operations are initially recognized at fair value, on the date on which the derivative contract is signed, being subsequently revalued also at fair value. Derivatives are presented as financial assets when the fair value of the instrument is positive, and as financial liabilities when the fair value is negative.

3.16. - Post-employment benefits

3.16.1. - Retirement obligations

The Company and its subsidiaries sponsor pension plans, which are generally financed by payments to these pension funds, determined by periodic actuarial calculations. The Company has defined benefit plans as well as defined and variable contributions. In defined contribution plans, the Company makes fixed contributions to a separate entity. In addition, it has no legal or constructive obligations to make contributions, if the fund does not have sufficient assets to pay, to all employees, the benefits related to the services provided in the current and previous years linked to this type of plan. A defined benefit plan is different from a defined contribution plan, since, in such defined benefit plans, a retirement benefit amount is established that an employee will receive upon retirement, usually dependent on one or more factors, such as age, length of service and remuneration. In this type of plan, the Company has an obligation to honor the commitment assumed, in case the fund does not have enough assets to pay, to all employees, the benefits related to the services provided in the current and previous years linked to this type of plan.

The liability recognized in the Balance Sheet, in relation to the defined benefit plans, is the present value of the defined benefit obligation at the balance sheet date less the fair value of the plan assets. The defined benefit obligation is calculated annually by independent actuaries, using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash outflows. The interest rates used in this discount are consistent with market securities, which are denominated in the currency in which the benefits will be paid and which have maturity terms close to those of the respective pension plan obligation.

Actuarial gains and losses, arising substantially from adjustments and changes in actuarial assumptions and in the return on plan assets, are debited or credited to other comprehensive income.

Past service costs are immediately recognized in the income statement when a plan change occurs.

With respect to defined contribution plans, the Company pays contributions on a mandatory, contractual or voluntary basis. The Company has no additional payment obligations after the contribution is made. Contributions are recognized as an employee benefit expense, when due. Contributions made in advance are recognized as an asset to the extent that a cash refund or a reduction in future payments is available.

3.16.2. - Other post-employment obligations

Some of the Company's companies offer post-retirement health care benefits to their employees, in addition to life insurance for active and inactive employees. The right to these benefits is generally conditional on the employee remaining in the job until retirement age and the completion of a minimum period of service, or the employee's disability as an active employee.

The expected costs of these benefits are accumulated during the period of employment, using the same accounting methodology that is used for defined benefit pension plans. Actuarial gains and losses, arising from adjustments based on experience and changes in actuarial assumptions, are debited or credited to other comprehensive income over the expected remaining service period of employees. These obligations are assessed annually by qualified independent actuaries.

3.16.3. - Termination Benefits

Termination benefits are payable when the employment relationship is terminated by Eletrobras Companies before the normal retirement date, or whenever an employee accepts voluntary dismissal in exchange for these benefits. Eletrobras Companies recognize termination benefits on the first of the following dates: (i) when Eletrobras Companies can no longer withdraw the offer of these benefits; and (ii) when the entity recognizes restructuring costs that are within the scope of IAS 37 and involve the payment of termination benefits. In the case of an offer made to encourage voluntary dismissal, termination benefits are measured based on the number of employees who are expected to accept the offer. Benefits that expire after 12 months from the balance sheet date are discounted to present value.

3.17. - Provisions

Provisions are recognized for present obligations resulting from past events, the settlement of which is probable and it is possible to estimate the amounts reliably. The amount recognized as a provision is the best estimate of the considerations required to settle the obligation at the end of each reporting period, considering the risks and uncertainties related to the obligation. When the provision is measured based on the estimated cash flows to settle the obligation, its carrying amount corresponds to the present value of those cash flows (where the effect of the time value of the money is relevant).

3.17.1. - Provision for asset decommissioning

The decommissioning of nuclear plants can be understood as a set of measures taken to safely remove a nuclear installation from service, reducing residual radioactivity to levels that allow the site to be released for restricted or unrestricted use.

It is made due to the operation of the nuclear power plants and refers to the obligation to demobilize the assets of these plants to cover the costs to be incurred at the end of their economic useful life.

It is a fundamental premise for the formation of this liability for decommissioning that the estimated value for its realization must be updated over the economic useful life of the plants, considering technological advances, with the objective of allocating the costs to be incurred with the technical-operational deactivation of the plants to the respective period of competence of the operation.

As provided for in IAS 37 - Provisions, Contingent Liabilities and Contingent Assets, a provision is set up over the economic useful life of thermonuclear power plants. The purpose of such provision is to allocate to the respective period of operation the costs to be incurred with its technical-operational deactivation, at the end of its useful life, estimated at forty years (Note 30).

3.17.2. - Provision for litigations

Provisions for litigations are recognized for present obligations (legal or non-formalized) resulting from past events, in which it is possible to estimate the amounts reliably and whose settlement is probable. In this case, such a contingency would cause a probable outflow of funds for the settlement of the obligations and the amounts involved would be measurable with sufficient security, taking into account the opinion of the legal advisors, the nature of the actions, similarity with previous processes, complexity and the positioning of courts (jurisprudence).

3.17.3. - Onerous contracts

Present obligations resulting from onerous contracts are recognized and measured as provisions. An onerous contract exists when the unavoidable costs of meeting the contract obligations exceed the economic benefits that are expected to be received over the same contract.

3.18. - Advance for Future Capital Increase

Advances on funds received from the controlling shareholder and intended for capital contributions are granted irrevocably. They are classified as non-current liabilities when the number of shares to be issued is not known and initially recognized at fair value and subsequently updated by the contractually established index.

3.19. -  Capital Stock

It represents common shares and paid-in preferred shares, and is classified in equity.

3.20. - Interest on shareholders’ equity (JCP) and dividends

The Company has a Dividend Distribution Policy which, in line with the Bylaws, guarantees its shareholders the right, each year, to dividends and/or interest on equity not less than 25% (twenty-five percent) of adjusted net income, pursuant to the Brazilian Corporation Law and subsequent amendments and does not authorize the capital reserve to be used for dividend payment.

The amount of dividends above the mandatory minimum established by law or another legal instrument, not yet approved by the General Meeting, is presented in Net Equity, in a specific account called proposed additional dividends.

3.21. - Other comprehensive income (OCI)

Other comprehensive income comprises items of income and expense that are not recognized in the income statement. The components of the other comprehensive income include:

a)Actuarial gains and losses in defined benefit pension plans;

b)Gains and losses arising from conversion of financial statements of operations abroad;

c)Adjustment of equity valuation related to gains and losses in the remeasurement of financial assets available for sale;

d)Equity valuation adjustment related to the effective portion of gains or losses on hedge instruments in cash flow hedges; and

e)Deferred income tax and social contribution impact on items recorded in other comprehensive income.

3.22. - Revenue recognition

IFRS 15 established a new concept for the recognition of revenue, replacing IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations as of January 1, 2018.

The standard establishes a five-step model, namely, (1) identification of the contract, (2) identification of performance obligations, (3) determination of the transaction price, (4) allocation of the transaction price and (5) recognition of the revenue, to determine when recognizing revenue, and for what amount. The model specifies that revenue should be recognized when (or as) an entity transfers control of assets or services to customers, at the amount the entity expects to be entitled to receive. Depending on whether certain criteria are met, revenue is recognized:

•Over time, in a way that reflects the entity's performance in the best possible way; or

•At a given time, when control of the asset or service is transferred to the customer.

Transmission concession contracts were considered to be contractual assets and recorded in accordance with IFRS 15.

3.22.1.- Revenue related to electric energy transmission assets

The Company assessed that there are two performance obligations in the electric energy transmission concession contracts, namely, the construction of the necessary infrastructure for the transmission lines and the operation and maintenance of availability.

According to IFRS 15, any consideration whose performance obligation has been executed and transferred to the client, but which is not yet due, must be recognized as a contract asset. Therefore, after adopting IFRS 15, the Company derecognized its net transmission financial assets and contract assets were recognized.

3.22.2.- Revenue from Incentive Program for Alternative Energy Sources – PROINFA

In the relationship established between Eletrobras and the PROINFA agents/suppliers, the Company concludes that suppliers have control over the energy they generate or have the capacity to generate and directly transfer energy control to consumers, without significant interference from Eletrobras. Therefore, Eletrobras is unable to determine or interrupt the energy supply, unless the supplier does not meet the accreditation conditions established by the regulation that created PROINFA. Based on the requirements contained in IFRS 15, the Company concluded that it acts as an agent, as it does not control the goods or services that are subsequently sold to the consumer. Considering the conceptual changes in the “risks and benefits” model of the IAS 18 standard.

3.22.3. - Sale of energy and services

a) Generation

Revenue from the sale of energy is recognized when the contract of sale is confirmed, the performance of the Company and the client is identified, the price of the transaction is defined in the contract or by the regulator, the price allocation of the transaction is defined in the contract and standards, and then the amount of revenue can be measured reliably. Depending on whether certain criteria is met, revenue is recognized over time in a manner that reflects the entity's performance in the best possible way, or at a given time, when control of the asset or service is transferred to the customer. For generation concessions extended under Law 12,783/2013, in 2013, there was a change in the tariff calculation regime, with periodic tariff review along the same lines that have been applied to the transmission activity until then. The tariff is calculated based on the operation and maintenance costs, plus an additional 10% revenue fee, and the revenue to cover operating and maintenance expenses are accounted for based on the cost incurred.

For generation concessions extended under Law 12,783/2013, there was a change in the tariff price regime, with periodic tariff review along the same lines that have been applied to the transmission activity until then. The tariff is calculated based on the operation and maintenance costs, plus an additional 10% revenue fee, and the revenue to cover operating and maintenance expenses is accounted for based on the cost incurred.

b) Transmission

According to the concession contract, an energy transmitter is responsible for transporting electric energy to distribution points. To fulfill this responsibility, the transmitter has two distinct performance obligations: (i) build and (ii) maintain and operate the infrastructure.

When fulfilling these two performance obligations, the energy transmitter keeps its transmission infrastructure available to users and in return receives a remuneration called Allowed Annual Revenue (RAP), throughout the term of the concession contract. These receipts amortize the investments made in this transmission infrastructure. Any unamortized investments generate the right to indemnity from the Granting Authority (when provided for in the concession contract), which receives the entire transmission infrastructure at the end of the concession contract.

3.22.4. - Dividend income

Dividend income from investments is recognized when the shareholder's right to receive such dividends is established and provided that it is probable that future economic benefits will flow to the Company and the amount of income can be reliably measured.

3.22.5. - Interest income

Revenue from interest financial assets is recognized when it is probable that future economic benefits will flow to the Company and the amount of revenue can be measured reliably. Interest income is recognized using the straight-line method, based on time and the effective interest rate on the principal amount outstanding. The effective interest rate is that which exactly discounts estimated future cash receipts over the estimated life of the financial asset in relation to the initial net book value of that asset.

3.23. - Leasings

Financial leases are recorded as if they were a financed purchase, recognizing, at the time of acquisition, a fixed asset and a financing liability (lease). Each installment paid for the lease is allocated, part to the liabilities and part to the financial charges, so that, in this way, a constant rate is obtained on the outstanding debt balance. The corresponding obligations, net of financial charges, are included in other long-term liabilities.

Interest and other financial expenses are recognized in the income statement during the lease period, to produce a constant periodic rate of interest on the remaining balance of the liabilities for each period. Fixed assets equipment acquired through finance lease is classified in Non-Current Assets and is amortized over its useful life (Note 23).

The current standard is being disclosed in accordance with note 3.2.3.

3.24. - Government grants

Government grants are not recognized until there is reasonable assurance that the Company will meet the related conditions and that the grants will be received.  Government grants are systematically recognized in the income statement during the years in which the Company recognizes as expenses the corresponding costs that the grants intend to offset. Government grants receivable as compensation for expenses already incurred, for the purpose of providing immediate financial support to the Company, without corresponding future costs, are recognized in the income statement in the period in which they are received and allocated to the profit reserve and are not intended for the distribution of dividends.

3.25. - Presentation of business segments

A company's operating segments are defined as components that:

a)carry out activities from which they can earn income and incur expenses;

b)whose operating results are regularly reviewed by Management, to make decisions about the resources to be allocated to the segments and evaluate their performance; and

c)for which financial information is available.

The Company determined the following operating segments:

I.     Generation, whose activities consist of the generation of electric energy and the sale of energy to distribution companies and free consumers, and commercialization;

II.    Transmission, whose activities consist of the transmission of electric energy;

III.   Administration, whose activities mainly represent the cash administration of all Eletrobras Companies, the management of the compulsory loan and the management of business in SPEs, whose monitoring and management is done differently from corporate investments;

Eliminations, whose activities represent transactions between subsidiaries eliminated for consolidation purposes.

Transactions between these operating segments are determined by prices and conditions defined between the parties, which take into account the terms applied to transactions with unrelated parties.

3.26. - Business combination

In the consolidated financial statements, business acquisitions are accounted for using the acquisition method. The consideration transferred in a business combination is measured substantially at fair value, in accordance with IFRS 3 - Business Combinations.

In summary, goodwill is measured as the excess between the amount paid for the business and the net assets acquired. Non-controlling interests are initially measured at fair value or based on the proportional portion of non-controlling interests in the recognized values of the acquiree's identifiable net assets.

When a business combination is carried out in stages, the interest previously held by the Company in the acquiree is revalued at fair value on the acquisition date and the corresponding gain or loss, if any, is recognized in the result.

If the initial accounting for allocating the amounts paid for a business combination is provisional at the end of the period in which the combination occurred, these provisional amounts are adjusted during the measurement period, or additional assets and liabilities are recognized to reflect the new information obtained related to facts and circumstances existing on the acquisition date that, if known, would have affected the amounts recognized on that date.